Earnings Per Share & Pro Forma Earnings Per Share	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share & Pro Forma Earnings Per Share
EARNINGS PER SHARE & PRO FORMA EARNINGS PER SHARE

Earnings per Share

The Company's basic earnings per share amounts have been computed using the two-class method based on the weighted-average number of shares of common stock outstanding for the period. Because the Company recognized a net loss for the first quarter of 2014, unvested restricted share awards were not recognized in dilutive earnings per share calculations as they would be antidilutive. A reconciliation of the components of basic and diluted earnings per common share is presented in the table below:

Three Months Ended March 31, 2014
(In thousands)
Numerator:
Net loss available to stockholders	$(127,530)
Basic net loss allocable to participating securities1	—
Loss available to stockholders	$(127,530)
Denominator:
Weighted average number of common shares outstanding—basic	62,904
Effect of dilutive securities:
Restricted stock	—
Weighted average number of common shares outstanding—diluted	62,904
Net loss per share:
Basic	$(2.03)
Diluted	$(2.03)
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1    Restricted share awards that contain non-forfeitable rights to dividends are participating securities and, therefore, are included in computing earnings using the two-class method. Participating securities, however, do not participate in undistributed net losses.

Pro Forma Earnings per Share

The Company computed a pro forma income tax provision as if the Company was subject to income taxes since January 1, 2014. The pro forma tax provision has been calculated at a rate based upon a federal corporate level tax rate and a state tax rate, net of federal benefit, and excludes the non-recurring tax adjustment related to the contribution of the Company's predecessor, limited liability companies, to a corporation on January 23, 2014, as further described in Note 2 under "Income Taxes."
The Company's pro forma basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period, as if the common shares issued in the IPO were outstanding for the entire year. A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

Three Months Ended March 31, 2014
(In thousands)
Numerator:
Income before taxes, as reported	$7,683
Pro forma provision for income taxes	2,689
Basic net income allocable to participating securities	29
Pro forma net income available to stockholders	$4,965
Denominator:
Weighted average number of common shares outstanding—basic	72,500
Effect of dilutive securities:
Restricted stock	—
Weighted average number of common shares outstanding—diluted	72,500
Net income per share:
Basic	$0.07
Diluted	$0.07